PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure
PREMISES AND EQUIPMENT

Premises and equipment at December 31, 2012 and 2011 are summarized as follows:

	December 31,
	2012	2011
	(In Thousands)
Land	$2,098	$2,098
Buildings	7,052	6,660
Leasehold improvements	7,563	7,822
Furniture and equipment	10,867	12,272
Construction in process	84	20
	27,664	28,872
Accumulated depreciation and amortization	(16,448)	(16,221)
Premises and equipment, net	$11,216	$12,651

At December 31, 2012, construction in process related to design and site costs associated with a new branch location for which there was an outstanding commitment for the purchase of land totaling $450,000.  At December 31, 2011, there were no outstanding commitments for the construction of new branches.

Depreciation and amortization expense was $1.9 million, $1.9 million and $2.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.  See Note 12 for a schedule of future minimum rental commitments pursuant to the terms of noncancelable lease agreements.